Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Summary of Amounts Charged By The Company's Related Parties
The amounts charged by the Company’s related parties comprised the following:

		Year ended December 31,
	Location in statement of comprehensive income	2022	2023	2024
Management fees	Management fees – related party	1,045,640	1,606,440	1,672,440
Brokerage commissions	Voyage expenses – related party	1,202,449	2,253,979	1,856,361
Superintendent fees	Vessels’ operating expenses – related party	28,500	57,000	18,000
Crew management fees	Vessels’ operating expenses – related party	137,000	289,583	310,000
Executive compensation	General and administrative expenses	296,274	400,072	412,470
Commissions – vessels purchased	Vessels, net	1,168,000	355,000	865,000
Commissions – vessels sold	Net gain on sale of vessel – related party / Net loss on sale of vessel	—	430,000	420,000
Rental expense	General and administrative expenses	—	65,104	77,584

Summary of Valuation Methodology and the Significant Other Observable Inputs	The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation technique	Significant other observable input	Values
“Straight” Preferred Stock component	Discounted Cash Flow Model	- Weighted average cost of capital	13%

Embedded Option component	Black & Scholes	- Volatility - Risk-free rate - Weighted average cost of capital - Strike price - Share price (based on the first 5 trading days volume weighted average)	78% 4% 13% $3.50 $2.33

Control Premium Component	Discounted Cash Flow Model	- Control premium - Weighted average cost of capital	12% 13%